Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Jun. 30, 2023
Significant Accounting Policies [Abstract]
Ownership percentage	100.00%
Maturity period	3 months
Lease liabilities percentage				20.00%
Defined contribution plans expense	$ 13,988	$ 31,157	$ 50,661
Dilutive shares outstanding	833,810	26,419	21,507